Notes Related to the Consolidated Statements of Financial Position - Summary of Details of Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Long-term provisions	€ 347	€ 214	€ 163
Provision for retirement indemnities [member]
Disclosure Of Other Provisions [Line Items]
Long-term provisions	€ 347	€ 214	€ 163